Income Taxes (Details) - Schedule of Reconciliation of Gross Unrecognized Tax Benefits - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Gross Unrecognized Tax Benefits [Abstract]
Unrecognized tax benefits at the beginning of the year	$ 3,044,004	$ 2,767,276
Unrecognized tax benefits at the end of the year	3,196,204	3,044,004	2,767,276
Increases for tax positions taken in current year			2,767,276
Increases for tax positions taken in prior years	$ 152,200	$ 276,728